Concentration Risk (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Customer A [Member] | Accounts Receivable [Member]
Concentration Risk (Details) [Line Items]
Concentration risk, percentage	22.60%	31.40%
Customer B [Member] | Accounts Receivable [Member]
Concentration Risk (Details) [Line Items]
Concentration risk, percentage	19.20%	15.90%
Customer C [Member] | Accounts Receivable [Member]
Concentration Risk (Details) [Line Items]
Concentration risk, percentage		11.70%
Revenue [Member]
Concentration Risk (Details) [Line Items]
Concentration risk, percentage	10.00%
Revenue [Member] | Supplier A [Member]
Concentration Risk (Details) [Line Items]
Concentration risk, percentage			44.70%
Revenue [Member] | Supplier A [Member]
Concentration Risk (Details) [Line Items]
Concentration risk, percentage		18.70%
Revenue [Member] | Supplier B [Member]
Concentration Risk (Details) [Line Items]
Concentration risk, percentage			14.70%
Revenue [Member] | Customer A [Member]
Concentration Risk (Details) [Line Items]
Concentration risk, percentage	26.90%	25.50%	37.70%
Revenue [Member] | Customer B [Member]
Concentration Risk (Details) [Line Items]
Concentration risk, percentage	19.70%	15.10%	10.90%
Revenue [Member] | Customer C [Member]
Concentration Risk (Details) [Line Items]
Concentration risk, percentage		14.10%